Notes to the statement of financial position - Deferred and current taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Deferred tax assets	€ 36,309	€ 60,955
Deferred tax liability
Deferred tax liabilities	20,946	44,557
Net deferred tax	(15,363)	(16,398)
Before Offset Amount
Deferred tax assets
Deferred tax assets	67,627	105,448
Deferred tax liability
Deferred tax liabilities	52,264	89,050
Before Offset Amount | Intangible assets
Deferred tax assets
Deferred tax assets	1,004	1,062
Deferred tax liability
Deferred tax liabilities	684	1,198
Before Offset Amount | Property, plant and equipment
Deferred tax assets
Deferred tax assets	1,928	2,796
Deferred tax liability
Deferred tax liabilities	27,336	45,858
Before Offset Amount | Financial assets
Deferred tax assets
Deferred tax assets	6,094	18,773
Deferred tax liability
Deferred tax liabilities	5,527	20,233
Before Offset Amount | Inventories
Deferred tax assets
Deferred tax assets	1,825	2,577
Before Offset Amount | Receivables, other assets
Deferred tax assets
Deferred tax assets	2,320	1,999
Deferred tax liability
Deferred tax liabilities	11,321	14,795
Before Offset Amount | Provisions
Deferred tax assets
Deferred tax assets	16,710	18,542
Deferred tax liability
Deferred tax liabilities	5,677	5,129
Before Offset Amount | Liabilities
Deferred tax assets
Deferred tax assets	21,939	39,106
Deferred tax liability
Deferred tax liabilities	1,719	1,837
Before Offset Amount | Loss carryforwards
Deferred tax assets
Deferred tax assets	15,807	20,593
Offset Amount
Deferred tax assets
Deferred tax assets	(31,318)	(44,493)
Deferred tax liability
Deferred tax liabilities	€ 31,318	€ 44,493